UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06310
Legg Mason Partners Variable Income Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: October 31
Date of reporting period: July 31, 2008

     ITEM 1.    SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE INCOME TRUST
LEGG MASON PARTNERS VARIABLE
ADJUSTABLE RATE INCOME PORTFOLIO
FORM N-Q
JULY 31, 2008

Legg Mason Partners Variable Adjustable Rate Income Portfolio

Schedule of Investments (unaudited)	July 31, 2008

Face
Amount	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 31.0%
	Banc of America Mortgage Securities Inc.:
$15,968	5.137% due 7/25/33 (a)	$15,965
12,199	6.785% due 2/25/34 (a)	11,933
37,884	4.110% due 6/25/34 (a)	37,684
108,759	4.452% due 2/25/35 (a)	97,218
36,768	Bear Stearns Alternate-A Trust, 2.881% due 11/25/34 (a)	29,980
	Bear Stearns ARM Trust:
69,367	6.471% due 2/25/35 (a)	38,232
253,658	4.753% due 8/25/35 (a)	220,422
209,657	Bear Stearns Asset-Backed Securities Inc., 3.061% due 10/25/33 (a)	194,139
170,732	Bear Stearns Second Lien Trust, 2.681% due 12/25/36 (a)(b)	113,064
	Countrywide Alternative Loan Trust:
168,858	2.688% due 7/20/35 (a)	113,352
449,337	2.791% due 11/20/35 (a)	287,642
212,787	2.731% due 1/25/36 (a)	138,132
68,792	2.711% due 6/25/37 (a)	42,384
218,922	2.671% due 6/25/46 (a)	137,339
280,848	2.651% due 9/25/46 (a)	136,192
438,200	2.621% due 2/25/47 (a)	270,468
	Countrywide Home Loan Mortgage Pass-Through Trust:
71,949	2.961% due 12/25/17 (a)	70,741
31,300	5.632% due 6/19/31 (a)	31,255
202,755	Countrywide Home Loans, 2.711% due 3/25/36 (a)	126,177
261,329	Deutsche Mortgage Securities Inc., 2.911% due 6/25/34 (a)	241,688
	Federal National Mortgage Association (FNMA):
118,479	2.761% due 10/25/35 (a)	114,905
	Grantor Trust:
215,939	5.656% due 10/25/40 (a)	218,151
85,566	5.954% due 3/25/42 (a)	82,906
	REMIC Trust:
117,100	4.426% due 3/25/27 (a)	111,741
30,208	2.761% due 1/25/34 (a)	29,667
183,048	PAC, 2.861% due 8/25/33 (a)	180,012
	Whole Loan:
53,298	2.811% due 9/25/42 (a)	52,550
55,706	5.974% due 1/25/43 (a)	55,650
166,857	First Horizon Alternative Mortgage Securities, 5.917% due 2/25/36 (a)	137,687
	Harborview Mortgage Loan Trust:
373,390	2.788% due 9/19/35 (a)	242,595
245,697	3.228% due 2/19/36 (a)	161,178
441,110	2.608% due 3/19/38 (a)	273,621
352,888	2.628% due 3/19/38 (a)	190,331
352,888	2.658% due 3/19/38 (a)	143,823
143,420	2.638% due 11/19/46 (a)	61,378
	IMPAC CMB Trust:
29,604	3.461% due 10/25/33 (a)	28,310
247,734	2.721% due 11/25/33 (a)	162,761
73,980	IMPAC Secured Assets Corp., 2.861% due 11/25/34 (a)	61,470
261,362	Indymac Index Mortgage Loan Trust, 5.381% due 10/25/35 (a)	197,091
59,557	Lehman Structured Securities Corp., 2.800% due 9/26/45 (a)(b)	57,457
274,357	Lehman XS Trust, 2.721% due 2/25/46 (a)	168,565
169,327	MASTR Alternative Loans Trust, PAC, 2.861% due 11/25/33 (a)	156,423
28,200	MASTR ARM Trust, 6.490% due 12/25/33 (a)	24,338
164,564	Merrill Lynch Mortgage Investors Inc., 4.488% due 2/25/35 (a)	155,613
164,534	New York Mortgage Trust Inc., 2.791% due 8/25/35 (a)	154,824
See Notes to Schedule of Investments.

Legg Mason Partners Variable Adjustable Rate Income Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2008

Face
Amount	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 31.0% (continued)
$400,000	Residential Accredit Loans Inc., 2.666% due 9/25/46 (a)(c)	$255,328
	Residential Asset Securitization Trust, PAC:
48,019	2.911% due 11/25/33 (a)	43,080
188,951	2.861% due 5/25/34 (a)	160,628
89,495	2.811% due 8/25/34 (a)	88,629
66,172	Residential Funding Mortgage Securities I Trust, 2.861% due 6/25/33 (a)	62,302
	Sequoia Mortgage Trust:
6,605	6.252% due 9/20/32 (a)	6,437
160,757	3.118% due 6/20/33 (a)	139,491
	Structured ARM Loan Trust:
8,508	2.771% due 2/25/34 (a)	8,084
17,227	2.731% due 6/25/34 (a)	15,144
18,085	4.601% due 11/25/34 (a)	15,262
	Structured Asset Mortgage Investments Inc.:
66,156	2.828% due 12/19/33 (a)	57,238
29,419	6.465% due 8/25/35 (a)	16,879
110,961	2.841% due 12/27/35 (a)	70,386
110,961	5.885% due 12/27/35 (a)(c)	89,026
313,669	2.651% due 7/25/46 (a)	129,299
147,160	2.661% due 9/25/47 (a)	141,838
	Structured Asset Securities Corp.:
43,803	3.001% due 3/25/28 (a)	37,925
86,294	3.401% due 8/25/28 (a)	74,733
20,100	6.104% due 5/25/32 (a)	19,961
65,673	6.690% due 8/25/32 (a)	65,568
25,205	2.961% due 4/25/33 (a)	22,252
72,232	2.861% due 9/25/33 (a)(b)	65,291
112,298	6.183% due 6/25/35 (a)(b)	103,891
	Thornburg Mortgage Securities Trust:
19,850	2.911% due 3/25/44 (a)	19,495
140,306	2.731% due 10/25/45 (a)	139,797
170,245	Wachovia Mortgage Loan Trust LLC, 5.433% due 8/20/35 (a)	153,947
	Washington Mutual Alternative Mortgage Pass-Through Certificates:
188,281	4.261% due 5/25/46 (a)	125,177
393,646	4.251% due 8/25/46 (a)	254,763
	Washington Mutual Inc.:
165,476	2.861% due 7/25/18 (a)	164,654
136,470	5.931% due 9/25/36 (a)	119,689
53,567	4.691% due 4/25/44 (a)	44,778
240,104	2.781% due 8/25/45 (a)	156,894
171,171	2.731% due 12/25/45 (a)	112,463
62,103	Washington Mutual Mortgage Pass-Through Certificates, 6.353% due 11/25/30 (a)	58,474
	Wells Fargo Mortgage Backed Securities Trust:
138,979	4.603% due 11/25/34 (a)	134,357
289,220	PAC, 2.861% due 5/25/33 (a)	269,735

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost — $12,125,116)	9,019,949

ASSET-BACKED SECURITIES — 18.6%
FINANCIALS — 18.6%
Automobiles — 1.7%
415,316	AmeriCredit Automobile Receivables Trust, 2.543% due 5/6/12 (a)	399,597
92,364	Capital One Auto Finance Trust, 2.568% due 8/15/11 (a)	88,535

	Total Automobiles	488,132

See Notes to Schedule of Investments.

Legg Mason Partners Variable Adjustable Rate Income Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2008

Face
Amount	Security	Value

Diversified Financial Services — 0.6%
	Business Loan Express:
$123,305	3.111% due 6/25/28 (a)(b)	$114,074
39,469	3.408% due 5/15/29 (a)(b)	34,371
30,925	3.261% due 1/25/32 (a)(b)	26,743

	Total Diversified Financial Services	175,188

Home Equity — 15.7%
7,920	Ameriquest Mortgage Securities Inc., 2.831% due 9/25/34 (a)	7,811
51,175	Argent Securities Inc., 2.851% due 10/25/34 (a)	36,333
66,219	Asset-Backed Securities Corp., Home Equity Loan Trust, 2.998% due 11/15/31 (a)	58,081
959,628	Bear Stearns Asset-Backed Securities I Trust, 2.861% due 9/25/34 (a)	893,320
	Bear Stearns Asset-Backed Securities Inc.:
49,196	2.941% due 10/25/33 (a)	44,678
206,532	2.911% due 12/25/33 (a)	156,461
175,888	2.961% due 11/25/42 (a)	146,358
87,027	CDC Mortgage Capital Trust, 3.081% due 1/25/33 (a)	70,193
16,511	Cendant Mortgage Corp., 3.011% due 7/25/43 (a)(b)	16,365
30,858	Centex Home Equity, 2.731% due 10/25/35 (a)	30,611
	Countrywide Asset-Backed Certificates:
217,062	2.911% due 11/25/34 (a)	181,902
195,594	2.791% due 7/25/36 (a)(b)	143,448
144,128	2.811% due 11/25/36 (a)(b)	104,104
75,056	Countrywide Home Equity Loan Trust, 2.748% due 12/15/33 (a)	48,581
97,322	EMC Mortgage Loan Trust, 3.011% due 3/25/31 (a)(b)	62,851
2,933	First Franklin Mortgage Loan Trust, 3.381% due 8/25/32 (a)	2,932
85,797	GMAC Mortgage Corp. Loan Trust, 2.671% due 11/25/36 (a)	43,541
179,309	GSAMP Trust, 2.761% due 5/25/36 (a)(b)(c)	134,425
152,713	IXIS Real Estate Capital Trust, 2.831% due 12/25/35 (a)	151,122
313,940	Lehman XS Trust, 2.701% due 11/25/46 (a)	125,682
180,728	Merrill Lynch Mortgage Investors Trust, 2.741% due 1/25/47 (a)	166,406
390,000	New Century Home Equity Loan Trust, 3.081% due 8/25/34 (a)	295,967
374,369	Option One Mortgage Loan Trust, 3.301% due 2/25/33 (a)	289,838
	RAAC Series:
182,198	2.731% due 5/25/36 (a)(b)	153,071
169,121	2.711% due 2/25/37 (a)(b)	138,468
278,050	2.751% due 1/25/46 (a)(b)	208,215
	Renaissance Home Equity Loan Trust:
135,432	2.901% due 8/25/33 (a)	116,194
190,879	2.961% due 12/25/33 (a)	157,561
75,290	Residential Asset Securities Corp., 2.961% due 7/25/32 (a)	65,552
	SACO I Trust:
85,416	2.741% due 11/25/20 (a)	65,094
5,607	2.661% due 4/25/35 (a)(b)	3,527
31,654	2.721% due 9/25/35 (a)	24,007
167,755	2.611% due 4/25/36 (a)	48,566
164,150	2.721% due 6/25/36 (a)	97,365
20,716	Saxon Asset Securities Trust, 2.961% due 3/25/32 (a)	19,202
8,878	Soundview Home Equity Loan Trust, 2.911% due 8/25/31 (a)	8,811
4,045	Specialty Underwriting & Residential Finance Trust, 3.141% due 1/25/34 (a)	3,285
50,579	Structured Asset Investment Loan Trust, 3.141% due 1/25/33 (a)	44,533
222,359	Truman Capital Mortgage Loan Trust, 2.891% due 3/25/37 (a)(b)(c)	174,561
33,996	Wachovia Asset Securitization Inc., 2.751% due 3/25/33 (a)	25,730

	Total Home Equity	4,564,752

Other — 0.1%
42,469	Lehman XS Trust, 2.611% due 8/25/35 (a)	41,625

See Notes to Schedule of Investments.

Legg Mason Partners Variable Adjustable Rate Income Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2008

Face
Amount	Security	Value

Student Loan — 0.5%
$159,850	Carrington Mortgage Loan Trust, 2.781% due 10/25/35 (a)	$152,553

	TOTAL ASSET-BACKED SECURITIES
	(Cost — $6,696,056)	5,422,250

CORPORATE BONDS & NOTES — 12.3%
CONSUMER DISCRETIONARY — 1.7%
Auto Components — 0.1%
	Visteon Corp., Senior Notes:
4,000	8.250% due 8/1/10	3,460
9,000	12.250% due 12/31/16 (b)	6,300

	Total Auto Components	9,760

Automobiles — 0.7%
200,000	DaimlerChrysler NA, Holding Corp., (Credit Linked to JSC Bank TuranAlem), Medium-Term Notes, 3.234% due 8/3/09 (a)	198,458

Hotels, Restaurants & Leisure — 0.1%
5,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14 (d)	100
5,000	MGM MIRAGE Inc., Senior Notes, 7.500% due 6/1/16	4,012
50,000	Station Casinos Inc., Senior Notes, 6.000% due 4/1/12	33,750

	Total Hotels, Restaurants & Leisure	37,862

Media — 0.8%
5,000	Affinion Group Inc., Senior Subordinated Notes, 11.500% due 10/15/15	5,000
15,000	CCH I LLC/CCH I Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	11,437
20,000	EchoStar DBS Corp., Senior Notes, 6.625% due 10/1/14	18,400
5,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	2,300
10,000	R.H. Donnelley Corp., 8.875% due 10/15/17	4,850
200,000	Viacom Inc., Senior Notes, 3.126% due 6/16/09 (a)	198,708

	Total Media	240,695

Multiline Retail — 0.0%
5,000	Dollar General Corp., Senior Subordinated Notes, 11.875% due 7/15/17 (e)	4,750
5,000	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15	4,925

	Total Multiline Retail	9,675

Textiles, Apparel & Luxury Goods — 0.0%
3,000	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	2,895

	TOTAL CONSUMER DISCRETIONARY	499,345

ENERGY — 2.3%
Energy Equipment & Services — 0.0%
5,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	4,987

Oil, Gas & Consumable Fuels — 2.3%
200,000	Anadarko Petroleum Corp., Senior Notes, 3.176% due 9/15/09 (a)	198,338
5,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	5,075
10,000	Enterprise Products Operating LP, Subordinated Notes, 7.034% due 1/15/68 (a)	8,734
5,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	4,975
40,000	OPTI Canada Inc., Senior Secured Notes, 8.250% due 12/15/14	40,500
410,000	Pemex Project Funding Master Trust, Senior Notes, 3.281% due 12/3/12 (a)(b)	400,262
	Williams Cos. Inc., Notes:
10,000	6.123% due 5/1/09 (a)(b)	10,000
10,000	8.750% due 3/15/32	11,400

	Total Oil, Gas & Consumable Fuels	679,284

	TOTAL ENERGY	684,271

See Notes to Schedule of Investments.

Legg Mason Partners Variable Adjustable Rate Income Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2008

Face
Amount	Security	Value

FINANCIALS — 5.0%
Capital Markets — 1.1%
$200,000	Kaupthing Bank HF, Senior Notes, 5.750% due 10/4/11 (b)	$147,306
160,000	Merrill Lynch & Co. Inc., Medium Term Notes, 4.609% due 5/20/09 (a)	158,549

	Total Capital Markets	305,855

Commercial Banks — 2.8%
200,000	Glitnir Banki HF, Bond, 3.255% due 1/18/12 (a)(b)	141,023
	HSBC Bank PLC, (Credit Linked to JSC Bank TuranAlem), Medium-Term Notes:
200,000	5.616% due 7/20/12 (a)(b)	164,000
20,000	7.945% due 8/20/12 (a)	18,260
20,000	8.195% due 8/20/12 (a)	18,100
200,000	Landsbanki Islands HF, Senior Notes, 3.338% due 8/25/09 (a)(b)	190,616
100,000	Russian Agricultural Bank, Loan Participation Notes, 6.299% due 5/15/17 (b)	90,170
100,000	TuranAlem Finance BV, Bonds, 4.166% due 1/22/09 (a)(b)	97,125
100,000	VTB Capital SA, Loan Participation Notes, 4.484% due 11/2/09 (a)(b)(c)	98,483

	Total Commercial Banks	817,777

Diversified Financial Services — 1.1%
10,000	AAC Group Holding Corp., step bond to yield 10.681% due 10/1/12 (b)	9,650
177,000	JPMorgan Chase Bank N.A., Medium-Term Notes, 5.566% due 2/11/11 (a)(c)	179,625
180,000	Residential Capital LLC, 8.500% due 5/15/10 (b)	129,600

	Total Diversified Financial Services	318,875

Real Estate Management & Development — 0.0%
10,000	Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15	4,800

	TOTAL FINANCIALS	1,447,307

HEALTH CARE — 0.5%
Health Care Providers & Services — 0.5%
5,000	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	4,944
93,000	HCA Inc., Senior Secured Notes, 9.625% due 11/15/16 (e)	96,022
30,000	Tenet Healthcare Corp., Senior Notes, 9.875% due 7/1/14	30,300
5,000	US Oncology Holdings Inc., Senior Notes, 7.949% due 3/15/12 (a)(e)	4,025

	Total Health Care Providers & Services	135,291

Pharmaceuticals — 0.0%
10,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12 (d)(f)	225

	TOTAL HEALTH CARE	135,516

INDUSTRIALS — 0.3%
Aerospace & Defense — 0.0%
10,000	Hawker Beechcraft Acquisition Co., Senior Notes, 8.875% due 4/1/15 (e)	9,925

Airlines — 0.0%
10,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (b)	9,800

Building Products — 0.1%
20,000	Associated Materials Inc., Senior Discount Notes, step bond to yield 17.016% due 3/1/14	12,350

Commercial Services & Supplies — 0.1%
5,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	5,025
10,000	Rental Services Corp., Senior Notes, 9.500% due 12/1/14	8,250

	Total Commercial Services & Supplies	13,275

Machinery — 0.0%
10,000	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14	9,825

See Notes to Schedule of Investments.

Legg Mason Partners Variable Adjustable Rate Income Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2008

Face
Amount	Security	Value

Road & Rail — 0.0%
$10,000	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16	$8,750

Trading Companies & Distributors — 0.1%
5,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	4,325
10,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (b)	7,150

	Total Trading Companies & Distributors	11,475

Transportation Infrastructure — 0.0%
5,000	Swift Transportation Co., Senior Secured Notes, 10.426% due 5/15/15 (a)(b)	1,825

	TOTAL INDUSTRIALS	77,225

INFORMATION TECHNOLOGY — 0.0%
IT Services — 0.0%
10,000	SunGard Data Systems Inc., Senior Subordinated Notes, 10.250% due 8/15/15	10,200

MATERIALS — 0.1%
Chemicals — 0.0%
5,000	Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14	3,800

Containers & Packaging — 0.0%
5,000	Graham Packaging Co. Inc., Senior Notes, 8.500% due 10/15/12	4,675

Metals & Mining — 0.1%
10,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	10,491
5,000	Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15 (b)	4,900

	Total Metals & Mining	15,391

Paper & Forest Products — 0.0%
5,000	Appleton Papers Inc., Senior Notes, 8.125% due 6/15/11	4,788
5,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	4,475

	Total Paper & Forest Products	9,263

	TOTAL MATERIALS	33,129

TELECOMMUNICATION SERVICES — 1.6%
Diversified Telecommunication Services — 0.9%
	Citizens Communications Co.:
5,000	Debentures, 7.050% due 10/1/46	3,413
10,000	Senior Notes, 7.875% due 1/15/27	8,850
25,000	Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16	26,062
5,000	Level 3 Financing Inc., Senior Notes, 9.250% due 11/1/14	4,575
5,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (b)	4,850
20,000	Qwest Communications International Inc., Senior Notes, 6.176% due 2/15/09 (a)	19,900
20,000	Qwest Corp., Notes, 6.026% due 6/15/13 (a)	18,650
200,000	Telecom Italia Capital, Senior Notes, 3.395% due 7/18/11 (a)	190,968

	Total Diversified Telecommunication Services	277,268

Wireless Telecommunication Services — 0.7%
200,000	Vodafone Group PLC, Notes, 2.918% due 2/27/12 (a)	191,098

	TOTAL TELECOMMUNICATION SERVICES	468,366

UTILITIES — 0.8%
Electric Utilities — 0.1%
40,000	Texas Competitive Electric Holding Co. LLC, Senior Notes, 10.500% due 11/1/16 (b)(e)	38,700

Independent Power Producers & Energy Traders — 0.7%
40,000	AES Corp., Senior Notes, 7.750% due 10/15/15	39,700
15,000	Dynegy Holdings Inc., Senior Notes, 7.750% due 6/1/19	13,875
20,000	Edison Mission Energy, Senior Notes, 7.625% due 5/15/27	17,700
120,000	Energy Future Holdings, Senior Notes, 11.250% due 11/1/17 (b)(e)	119,400
See Notes to Schedule of Investments.

Legg Mason Partners Variable Adjustable Rate Income Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2008

Face
Amount	Security	Value

Independent Power Producers & Energy Traders — 0.7% (continued)
$10,000	NRG Energy Inc., Senior Notes, 7.375% due 1/15/17	$9,675

	Total Independent Power Producers & Energy Traders	200,350

	TOTAL UTILITIES	239,050

	TOTAL CORPORATE BONDS & NOTES
	(Cost — $3,923,992)	3,594,409

COLLATERALIZED SENIOR LOANS — 10.5%
CONSUMER DISCRETIONARY — 4.4%
Media — 2.8%
498,750	Charter Communications, Term Loan B, 4.900% due 3/15/14 (a)(e)	440,095
496,231	Idearc Inc., Term Loan B, 4.707% due 11/1/14 (a)(e)	371,553

	Total Media	811,648

Multiline Retail — 1.6%
500,000	Neiman Marcus Group Inc., Term Loan B, 4.422% due 3/13/13 (a)(e)	467,294

	TOTAL CONSUMER DISCRETIONARY	1,278,942

HEALTH CARE — 1.5%
Health Care Providers & Services — 1.5%
472,750	Health Management Association, Term Loan B, 4.551% due 1/16/14 (a)(e)	438,033

MATERIALS — 1.6%
Paper & Forest Products — 1.6%
494,924	Georgia-Pacific Corp., Term Loan, 4.456% due 12/23/13 (a)(e)	467,988

TELECOMMUNICATION SERVICES — 1.6%
Diversified Telecommunication Services — 1.6%
496,203	Cablevision Systems Corp., Term Loan B, 4.206% due 3/30/13 (a)(e)	471,392

UTILITIES — 1.4%
Independent Power Producers & Energy Traders — 1.4%
425,014	NRG Energy Inc., Term Loan, 4.301% due 2/1/13 (a)(e)	405,357

	TOTAL COLLATERALIZED SENIOR LOANS
	(Cost — $3,257,068)	3,061,712

MORTGAGE-BACKED SECURITIES — 13.9%
FHLMC — 0.5%
140,773	Federal Home Loan Mortgage Corp. (FHLMC), 5.877% due 1/1/27 (a)	142,255

FNMA — 13.4%
	Federal National Mortgage Association (FNMA):
396,393	5.171% due 9/1/35 (a)	406,936
3,700,000	5.000% due 8/13/38-9/11/38 (g)	3,507,640

	TOTAL FNMA	3,914,576

	TOTAL MORTGAGE-BACKED SECURITIES
	(Cost — $4,040,252)	4,056,831

SOVEREIGN BOND — 0.7%
Russia — 0.7%
193,060	Russian Federation, 7.500% due 3/31/30 (b)
	(Cost — $218,533)	217,504

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 15.6%
U.S. Government Agencies — 15.6%
	Federal Home Loan Bank (FHLB):
1,000,000	2.450% due 9/11/08	999,745
130,000	Bonds, 2.625% due 1/28/09 (a)(h)	129,961
	Federal Home Loan Mortgage Corp. (FHLMC):
	One Year CMT ARM:
96,836	6.138% due 2/1/23 (a)	98,538
See Notes to Schedule of Investments.

Legg Mason Partners Variable Adjustable Rate Income Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2008

Face
Amount	Security	Value

U.S. Government Agencies — 15.6% (continued)
$206,959	5.999% due 4/1/26 (a)	$209,584
37,695	5.469% due 7/1/29 (a)	37,963
58,565	6.343% due 8/1/30 (a)	58,996
27,931	6.914% due 10/1/33 (a)	28,247
187,824	One Year LIBOR, 4.547% due 5/1/33 (a)	188,247
	Federal National Mortgage Association (FNMA):
154,150	12.000% due 4/1/16	179,271
	One Year CMT ARM:
144,120	5.608% due 8/1/15 (a)	144,735
126,986	4.657% due 4/1/20 (a)	126,334
158,163	6.554% due 11/1/25 (a)	159,363
216,203	6.182% due 1/1/26 (a)	220,967
245,527	5.999% due 7/1/26 (a)	252,758
142,657	5.780% due 5/1/28 (a)	143,122
67,733	6.310% due 5/1/28 (a)	68,762
115,311	6.152% due 9/1/30 (a)	117,273
34,002	6.457% due 9/1/32 (a)	34,714
13,003	6.040% due 1/1/33 (a)	13,128
28,713	6.133% due 2/1/33 (a)	29,236
34,997	4.687% due 5/1/33 (a)	35,385
113,336	3.651% due 9/1/33 (a)	113,242
	One Year LIBOR:
8,315	6.383% due 1/1/33 (a)	8,342
96,365	4.196% due 7/1/33 (a)	97,737
69,771	4.045% due 10/1/33 (a)	69,592
182,965	4.689% due 10/1/34 (a)	184,967
	Six Month LIBOR:
80,728	4.212% due 4/1/33 (a)	80,984
40,459	4.249% due 5/1/33 (a)	41,092
18,357	4.505% due 6/1/33 (a)	18,531
263,469	4.504% due 10/1/34 (a)	270,839
	Government National Mortgage Association (GNMA) II, One Year CMT ARM:
61,760	6.375% due 5/20/26 (a)	62,965
23,086	6.375% due 5/20/32 (a)	23,508
130,124	5.000% due 1/20/35 (a)	130,309
153,485	3.625% due 2/20/35 (a)	152,013

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
	(Cost — $4,530,893)	4,530,450

U.S. TREASURY INFLATION PROTECTED SECURITIES — 0.3%
80,545	U.S. Treasury Notes, Inflation Indexed, 2.375% due 1/15/17 (Cost — $78,795)	85,503

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $34,870,705)	29,988,608

SHORT-TERM INVESTMENT — 9.1%
Repurchase Agreement — 9.1%
2,635,000	Morgan Stanley tri-party repurchase agreement dated 7/31/08, 2.130% due 8/1/08; Proceeds at maturity — $2,635,156; (Fully collateralized by U.S. government agency obligation, 0.000% due 10/15/19; Market value - $2,689,536) (Cost — $2,635,000)	2,635,000

	TOTAL INVESTMENTS — 112.0% (Cost — $37,505,705#)	32,623,608
See Notes to Schedule of Investments.

Legg Mason Partners Variable Adjustable Rate Income Portfolio

Schedule of Investments (unaudited) (continued)	July 31, 2008

Face
Amount	Security	Value

	Liabilities in Excess of Other Assets — (12.0)%	(3,485,459)

	TOTAL NET ASSETS — 100.0%	$29,138,149

(a)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2008.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(d)	Security is currently in default.

(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(f)	Illiquid security.

(g)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).

(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.
Schedule of Written Options

		Expiration	Strike
Contracts	Security	Date	Price	Value
4	Eurodollar Futures, Put	3/16/09	$97.50	$7,000
4	U.S. Treasury 05-Year Notes Futures, Call	8/22/08	114.00	219
2	U.S. Treasury 05-Year Notes Futures, Put	8/22/08	108.00	62

	Total Options Written
	(Premiums Received — $5,012)			$7,281

Abbreviations used in this schedule:

ARM — Adjustable Rate Mortgage
CDC — Capital Mortgage
CMB — Cash Management Bill
CMT — Constant Maturity Treasury
GMAC — General Motors Acceptance Corp.
GSAMP — Goldman Sachs Alternative Mortgage Products
LIBOR — London Interbank Offered Rate
MASTR — Mortgage Asset Securitization Transactions Inc.
PAC — Planned Amortization Class
REMIC — Real Estate Mortgage Investment Conduit
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Adjustable Rate Income Portfolio (the “Portfolio”) is a separate diversified series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.
(c) Financial Futures Contracts. The Portfolio may enter into financial futures contracts typically to hedge against the economic impact of adverse changes in the market value of the portfolio securities due to changes in interest rates, as a substitute for buying or selling securities or as a cash flow management technique. Upon entering into a financial futures contract, the Portfolio is required to deposit cash or securities as initial margin, equal in value to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying financial instruments. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contracts.
The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Portfolio could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(d) Written Options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Portfolio realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Portfolio’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Portfolio from the exercise of the written put option to form the Portfolio’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the

Notes to Schedule of Investments (unaudited) (continued)
position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Portfolio.
The risk in writing a covered call option is that the Portfolio may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.
(e) Mortgage dollar rolls. The Portfolio may enter into dollar rolls in which the Portfolio sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Portfolio forgoes interest paid on the securities. The Portfolio is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the specified future date. The Portfolio maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.
The Portfolio executes its mortgage dollar rolls entirely in the to-be-announced (“TBA”) market, where the Portfolio makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date.
The risk of entering into a mortgage dollar roll is that the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Portfolio’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee of receiver, whether to enforce the Portfolio’s obligation to repurchase the securities.
(f) Securities Traded on a To-Be-Announced Basis. The Portfolio may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Portfolio commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio, normally 15 to 45 days after purchase. Beginning on the date the Portfolio enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(g) Credit and Market Risk. Investments in securities (such as those issued by Structured Investment Vehicles, or SIVs) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.
Consistent with its objective to seek high current income, the Portfolio may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed. These securities are generally more volatile in nature, and the risk of loss of principal is greater.
(h) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At July 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$77,777
Gross unrealized depreciation	(4,959,874)

Net unrealized appreciation	$4,882,097

At July 31, 2008, the Portfolio had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Gain (Loss)

Contracts to Buy:
Eurodollar	43	3/09	$10,448,228	$10,418,363	$(29,865)
Eurodollar	16	6/09	3,854,380	3,869,600	15,220
Eurodollar	2	9/09	480,847	482,400	1,553
Eurodollar	2	12/09	480,260	480,800	540
U.S. Treasury 2-Year Notes	35	9/08	7,387,519	7,420,000	32,481

					19,929

Contracts to Sell:
Eurodollar	2	12/10	$476,778	$477,325	$(547)

Notes to Schedule of Investments (unaudited) (continued)

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Gain (Loss)

U.S. Treasury 5-Year Notes	5	9/08	555,194	556,680	(1,486)
U.S. Treasury 10-Year Notes	33	9/08	3,757,983	3,789,328	(31,345)

					(33,378)

Net Unrealized Loss on Open Futures Contracts					$(13,449)

At July 31, 2008, written option transactions for the Portfolio were as follows:

	Number of	Premiums
	Contracts	Received

Options written, outstanding October 31, 2007	11	$8,070
Options written	72	32,005
Options closed	(73)	(35,063)

Options written, outstanding July 31, 2008	10	5,012

At July 31, 2008, the Portfolio held TBA securities with a total cost of $3,500,070.
3. Recent Accounting Pronouncements
On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Portfolio’s valuation policies as a result of adopting FAS 157. The Portfolio will implement the disclosure requirements beginning with its January 31, 2009 Form N-Q.
***
In March 2008, the FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

ITEM 2.   CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3.   EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Income Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: September 26, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer
Date: September 26, 2008

By	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer
Date: September 26, 2008